UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
     Suit 320
     Dayton, OH  45439


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

    Jennifer R. Moix    Dayton, Ohio   January 28, 2000


Report Type (Check only one):

[ X ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $248533


List of Other Included Managers:

No. 13F File Number          Name

                              Title of
Investment Discretion      Voting Authority
Security                      Class     CUSIP      Mkt Value Quantity Sole
Share OtherMgrs      Sole   Share   None
---------------------------   --------  ---------  --------- -------- ----
------ ---------     -----  ------  ------
Alaska Air Group              Common    011659109   7937     225980   x
                 141420         84560
Bank of New York              Common    064057102   1640      41000   x
                  41000
Bell Atlantic                 Common    077853109   9761     158555   x
                  98450         60105
BP Amoco PLC Sponsored ADR    Common    110889409    325        5479  x
                                 5479
Bristol Myers                 Common    110122108  11351      176844  x
                  15082         61762
Centex                        Common    152312104   5272      213560  x
                 119460         94100
Cheung Kong Holdings Ltd.     Common    166744201    318       25000  x
                                25000
CIGNA                         Common    125509109   2152       26710  x
                  26520           190
Colgate-Palmolive             Common    194162103    260        4000  x
                                 4000
DPL                           Common    233293109    202       11650  x
                   4450          7200
Duke Energy                   Common    264399106   8586      171297  x
                 104017         67280
Exxon-Mobil                   Common    30231G102  11609      144099  x
                  91750         52349
Fifth Third Bancorp           Common    316773100    776       10572  x
                                10572
First Union                   Common    337358105   5679      172437  x
                  87937         84500
Firstar                       Common    33763V109   3680      174211  x
                 143660         30551
Fort James                    Common    347471104   7012      256145  x
                 148190        107955
General Electric              Common    369604103    528        3410  x
                    500          2910
Geogia Pacific                Common    373298108   7814      153980  x
                  75490         78490
Halliburton                   Common    406216101   8526      211823  x
                 117825         93998
Herman Miller                 Common    600544100  10999      478215  x
                 296705        181510
Ingersoll-Rand                Common    456866102   1786       32430  x
                  30790          1640
Interstate Bakeries           Common    46072H108   5533      305280  x
                 155750        149530
Johnson & Johnson             Common    478160104    303        3250  x
                                 3250
Jones Apparel                 Common    480074103   9796      361140  x
                 228680        132460
Kroger                        Common    501044101   9752      516650  x
                 317840        198810
Lafarge                       Common    505862102   8548      309450  x
                 192680        116770
Lehman Brothers               Common    524908100  12681      149746  x
                  94791         54955
Maytag                        Common    578592107   2310       48120  x
                  46010          2110
NiSource                      Common    65473P105   5417      303061  x
                 177371        125690
Office Depot                  Common    676220106   9605      873170  x
                 549560        323610
Procter & Gamble              Common    742718109    231        2110  x
                                 2110
Reynolds & Reynolds           Common    761695105  10614      471741  x
                 290022        181719
SBC Communications            Common    78387G103  10054      206233  x
                 129955         76278
Schering Plough               Common    806605101   2287       53980  x
                  52800          1180
Servicemaster                 Common    81760N109    125       10125  x
                                10125
SLM Holding                   Common    78442A109  10678      252724  x
                 161200         91524
Smithkline Beecham            Common    832378301   8016      125000  x
                  69890         55110
Sun Microsystems              Common    866810104  11152      144020  x
                  75690         68330
Sunoco                        Common    86764P109   4851      206430  x
                 113130         93300
Symantec                      Common    871503108   9218      157240  x
                  86680         70560
Systems & Computer Tech       Common    871873105    739       45500  x
                  45500
Toys 'R Us                    Common    892335100   4624      323100  x
                 175430        147670
Trinity Industries            Common    896522109   5528      194386  x
                 104501         89885
Vodaphone AirTouch Plc.       Common    92857t107    258        5216  x
                   2510          2706
